Concentration Risks (Tables)	6 Months Ended
Apr. 30, 2025
Concentration Risks [Abstract]
Schedule of Concentration of Customers and Suppliers

The customers accounting for 10% or more of the Company’s revenue include the following:

	For the Six Months Ended
	April 30, 2025	April 30, 2024
Percentage of Company revenue
Customer F	9%	15%
Customer G	9%	14%
	April 30, 2025	October 31, 2024
Percentage of the Company’s accounts receivable
Customer A	26%	17%
Customer B	10%	7%
Customer C	—%	1%
Customer D	5%	3%
Customer E	—%	8%
Customer F	—%	15%
Customer G	—%	14%
Customer H	13%	8%
Customer I	13%	9%
	For the Six Months Ended
	April 30, 2025	April 30, 2024
Percentage of the Company’s purchases
Supplier A	12%	19%
Supplier B	12%	16%
Supplier C	13%	12%
Supplier D	—%	10%
Supplier E	14%	—%
Supplier H	11%	4%
Supplier I	11%	6%
	April 30, 2025	October 31, 2024
Percentage of the Company’s accounts payable
Supplier F	—%	36%
Supplier G	77%	55%
Supplier J	13%	9%